Income Taxes (Details) - Deferred Tax Assets and Liabilities (Detail) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Deferred tax assets:
Allowance for loan and lease losses	$ 2,171	$ 2,328
Supplemental retirement plan	371	282
Investment security basis adjustment	66	66
Nonaccrual interest income	415	444
Deferred origination fees, net	12	295
OREO adjustments	92	94
Accrued compensation	234	207
Other	23	14
Gross deferred tax assets	3,384	3,730
Deferred tax liabilities:
Premises and equipment	514	385
Net unrealized gain on securities	1,233	1,311
FHLB stock dividends	225	225
Intangibles	401	353
Mortgage servicing rights	68	0
Other	44	77
Gross deferred tax liabilities	2,485	2,351
Net deferred tax assets	$ 899	$ 1,379